Cable and Satellite Television Distribution Rights, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	$ 5,480		$ 5,503	$ 5,388
Less accumulated amortization	2,019		1,994	1,764
Amortization of intangible assets	104	96	400	439	395
Cable and satellite television distribution rights
Finite-lived and Indefinite-lived Intangible Assets by Major Class [Line Items]
Cable and satellite television distribution rights	2,276		2,304	2,284
Less accumulated amortization	(1,554)		(1,540)	(1,379)
Cable and satellite television distribution rights, net	722		764	905
Amortization of intangible assets	$ 42	$ 41	$ 163	$ 167	$ 169